Interest income is recognized on a time-proportion basis using the effective interest method. (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income
Interest income from other parties	€ 249	€ 119	€ 199
Fair value gains on derivative financial instruments		397
Foreign exchange gains, net	8,130	173	1,250
Total finance income	8,379	689	1,449
Finance expenses
Interest expense on loans	(7,273)	(6,162)	(1,588)
Interest expense on refund liabilities	(8,478)	(3,640)	(89)
Interest expenses on lease liabilities	(903)	(907)	(926)
Other interest expense	(309)	(30)	(30)
Fair value losses on derivative financial instruments			(449)
Total finance expenses	(16,964)	(10,738)	(3,082)
Finance income/(expenses), net	€ (8,584)	€ (10,049)	€ (1,633)